Financial and Capital Risk Management - Schedule of Foreign Currency Balances (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 COP ($)
Colombia, Pesos COP [Member]
Schedule of Foreign Currency Balances [Line Items]
Cash and cash equivalents	$ 270,967		$ 1,194,733	$ 361,259		$ 1,380,749
Receivables	362,352		1,597,666	182,885		698,996
Long-Term VAT Receivable	2,261,717		9,972,248	1,799,497		6,877,768
Accounts payable and accrued liabilities	(1,555,963)		(6,860,475)	(1,562,860)		(5,973,328)
Lease liability	(155,527)		$ (685,742)	(119,698)		$ (457,494)
Canada, Dollars CAD [Member]
Schedule of Foreign Currency Balances [Line Items]
Cash and cash equivalents	29,549,195	$ 42,518,337		9,860,548	$ 13,041,560
Receivables	79,693	114,670		18,371	24,298
Accounts payable and accrued liabilities	(16,904)	(24,324)		(157,512)	(208,325)
Warrants liability	$ (3,163,115)	$ (4,551,406)		$ (1,638,808)	$ (2,167,487)